Annual Maturities of Long-Term Debt (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Debt Instrument [Line Items]
2013	$ 777	¥ 64,000
2014	3,034	250,000
2015	607	50,000
2016	607	50,000
2017	607	50,000
Thereafter	2,886	238,000
Total	$ 8,518	¥ 702,000